EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 6.3%
Broadcasting - 4.6%
Fox Corp. - Class A	52,175	$3,812,427
TEGNA, Inc.	115,280	2,237,585
		6,050,012
Interactive Media & Services - 1.7%
Yelp, Inc. (a)	70,477	2,141,796
Total Communication Services		8,191,808

Consumer Discretionary - 28.4% (b)
Apparel, Accessories & Luxury Goods - 1.7%
G-III Apparel Group Ltd.	76,709	2,221,493

Automotive Parts & Equipment - 5.0%
BorgWarner, Inc.	48,314	2,177,029
Gentex Corp.	91,483	2,128,809
Visteon Corp.	23,376	2,223,058
		6,528,896
Casinos & Gaming - 1.7%
Boyd Gaming Corp.	26,676	2,273,862

Education Services - 4.4%
Laureate Education, Inc. (a)	90,684	3,053,330
Perdoceo Education Corp.	91,776	2,691,790
		5,745,120
Footwear - 1.4%
Crocs, Inc. (a)	21,397	1,829,871

Homebuilding - 12.8%
DR Horton, Inc.	11,535	1,661,386
Green Brick Partners, Inc. (a)	27,409	1,717,448
KB Home	28,440	1,604,301
Lennar Corp. - Class A	14,079	1,447,321
M/I Homes, Inc. (a)	13,433	1,718,752
Meritage Homes Corp.	24,954	1,641,973
PulteGroup, Inc.	14,441	1,693,352
Taylor Morrison Home Corp. (a)	28,982	1,706,170
Toll Brothers, Inc.	13,081	1,768,813
Tri Pointe Homes, Inc. (a)	53,714	1,690,380
		16,649,896

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Household Appliances - 1.4%
Cricut, Inc. - Class A	356,233	$1,763,353
Total Consumer Discretionary		37,012,491

Consumer Staples - 8.2%
Agricultural Products & Services - 1.6%
Ingredion, Inc.	19,265	2,124,159

Brewers - 1.4%
Molson Coors Beverage Co. - Class B	39,227	1,831,116

Packaged Foods & Meats - 3.3%
Cal-Maine Foods, Inc.	27,990	2,227,164
Pilgrim's Pride Corp.	53,648	2,091,736
		4,318,900
Tobacco - 1.9%
Altria Group, Inc.	42,116	2,428,409
Total Consumer Staples		10,702,584

Energy - 12.9%
Oil & Gas Equipment & Services - 1.7%
Halliburton Co.	77,548	2,191,506

Oil & Gas Exploration & Production - 7.2%
APA Corp.	82,102	2,008,215
California Resources Corp.	44,033	1,968,716
ConocoPhillips	20,017	1,873,791
Devon Energy Corp.	55,732	2,041,463
EOG Resources, Inc.	14,714	1,545,117
		9,437,302
Oil & Gas Storage & Transportation - 4.0%
Cheniere Energy Partners LP	34,862	1,864,420
Cheniere Energy, Inc.	8,164	1,587,000
Hess Midstream LP - Class A	50,702	1,749,219
		5,200,639
Total Energy		16,829,447

Health Care - 13.3%
Biotechnology - 2.4%
PTC Therapeutics, Inc. (a)	19,960	1,516,162
United Therapeutics Corp. (a)	3,304	1,609,874
		3,126,036

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Health Care Facilities - 2.2%
Tenet Healthcare Corp. (a)	7,286	$1,447,874
Universal Health Services, Inc. - Class B	6,555	1,429,121
		2,876,995
Health Care Services - 1.1%
Pediatrix Medical Group, Inc. (a)	65,803	1,407,526

Managed Health Care - 4.0%
Elevance Health, Inc.	4,729	1,657,751
Humana, Inc.	6,471	1,657,417
Molina Healthcare, Inc. (a)	10,731	1,862,258
		5,177,426
Pharmaceuticals - 3.6%
Harmony Biosciences Holdings, Inc. (a)	43,505	1,627,957
Innoviva, Inc. (a)	74,631	1,491,874
Merck & Co., Inc.	15,524	1,634,056
		4,753,887
Total Health Care		17,341,870

Industrials - 16.0%
Building Products - 1.6%
Owens Corning	18,530	2,073,692

Construction & Engineering - 1.5%
Fluor Corp. (a)	49,013	1,942,385

Construction Machinery & Heavy Transportation Equipment - 5.5%
Allison Transmission Holdings, Inc.	26,280	2,572,812
Blue Bird Corp. (a)	41,168	1,934,896
Oshkosh Corp.	21,710	2,727,427
		7,235,135
Human Resource & Employment Services - 1.6%
Korn Ferry	31,624	2,087,817

Industrial Machinery & Supplies & Components - 2.9%
Mueller Industries, Inc.	32,512	3,732,378

Marine Transportation - 1.8%
Matson, Inc.	18,726	2,313,597

Passenger Airlines - 1.1%
Delta Air Lines, Inc.	21,136	1,466,839
Total Industrials		20,851,843

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
Information Technology - 2.2%
Semiconductor Materials & Equipment - 2.2%
Photronics, Inc. (a)	88,818		$2,842,176

Materials - 10.5%
Aluminum - 2.8%
Alcoa Corp.	68,432		3,636,476

Commodity Chemicals - 1.6%
Cabot Corp.	32,635		2,163,048

Copper - 2.0%
Freeport-McMoRan, Inc.	50,669		2,573,479

Fertilizers & Agricultural Chemicals - 1.6%
CF Industries Holdings, Inc.	26,432		2,044,251

Gold - 2.5%
Newmont Corp.	33,005		3,295,549
Total Materials			13,712,803

Utilities - 1.7%
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. - Class A	50,551		2,295,015
TOTAL COMMON STOCKS (Cost $114,100,419)			129,780,037

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 3.67% (c)	589,959		589,959
TOTAL MONEY MARKET FUNDS (Cost $589,959)			589,959

TOTAL INVESTMENTS - 100.0% (Cost $114,690,378)			$130,369,996
Other Assets in Excess of Liabilities - 0.0% (d)		0.00002	1,960
TOTAL NET ASSETS - 100.0%			$130,371,956

Percentages are stated as a percent of net assets.

LP - Limited Partnership

EUCLIDEAN FUNDAMENTAL VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

EUCLIDEAN FUNDAMENTAL VALUE ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Euclidean Fundamental Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$129,780,037	$—	$—	$129,780,037
Money Market Funds	589,959	—	—	589,959
Total Investments	$130,369,996	$—	$—	$130,369,996

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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